CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net loss	$ (10,902)	$ (1,571)	$ (1,902)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	410	294	192
Share-based compensation expense	2,170	300	99
Gain on sale of equipment			(11)
Interest expense on convertible promissory notes	150	295	251
Beneficial conversion expense from notes	348	250
Changes in operating assets and liabilities
Accounts receivable	3,153	(1,556)	(2,077)
Prepaid expenses and other assets	(202)	(314)	23
Accounts payable	(1,537)	2,536	240
Accrued liabilities	(104)	303	484
Deferred revenue	6,054	(3,398)	10,991
Net cash (used in) provided by operating activities	(460)	(2,861)	8,290
INVESTING ACTIVITIES:
Proceeds from maturities of short-term investments	10,577
Acquisition of property and equipment	(251)	(688)	(247)
Proceeds from sale of equipment	29		27
Net cash provided by (used in) investing activities	10,355	(688)	(220)
FINANCING ACTIVITIES:
Proceeds from issuance of convertible promissory notes	5,650		1,885
Proceeds from exercise of share options	711		17
Proceeds from exercise of warrants	160
Net cash received in the issuance of shares for the net assets of Alcobra Ltd.	477
Net cash provided by financing activities	6,998		1,902
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	16,893	(3,549)	9,972
Cash, cash equivalents and restricted cash at beginning of year	8,345	11,894	1,922
Cash, cash equivalents and restricted cash at end of year	25,238	8,345	11,894
Supplemental cash flow information
Cash paid for taxes	35	12	1
Purchase of property and equipment included in accounts payable and accrued liabilities		127	$ 53
Issuance of Series A preferred shares upon note maturity		6,229
Convertible notes and accrued interest reclassified to accounts payable at maturity		$ 151
Fair value of assets acquired, excluding cash, cash equivalents and restricted cash	35,241
Less liabilities assumed	(1,906)
Net assets acquired, excluding cash, cash equivalents and restricted cash	33,335
Conversion of notes to Ordinary Shares	$ 5,957